RELATED PARTY TRANSACTION: TREPPEL NOTE PAYABLE (Details) (USD $)	3 Months Ended		9 Months Ended		1 Months Ended	9 Months Ended	1 Months Ended	9 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Nov. 21, 2013 Treppel Note [Member]	Dec. 31, 2013 Treppel Note [Member]	Nov. 21, 2013 Treppel Note [Member] Common Stock [Member]	Dec. 31, 2013 Treppel Note [Member] Common Stock [Member]
Principal amount of Treppel Note	$ 10,000,000		$ 10,000,000		$ 600,000	$ 600,000
Conversion Rate	$ 0.07		$ 0.07		$ 0.099	$ 0.099
Underlying common shares into which the Treppel Note may convert			14,286				6,060,606	6,060,606
Closing price of Common Stock at valuation date					$ 0.099	$ 0.12
Treppel Note derivative liability at valuation date					600,000	727,273
Derivative expense from the change in fair value of the Treppel Note	$ (127,273)	$ 0	$ (127,273)	$ 0	$ 0	$ 127,273